Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

215-988-2700

215-988-2757 (Fax)

www.drinkerbiddle.com

May 13, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Burnham Investors Trust (“Registrant”)

File Nos. 002-17226 and 811-00994

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Prospectuses and Statement of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statement of Additional Information contained in the Registrant’s Post-Effective Amendment No. 106 to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, which was filed on April 29, 2016.

1.	Prospectus dated May 1, 2016 for Class A shares and Class C shares of the Registrant’s Burnham Fund, Burnham Financial Services Fund and Burnham Financial Long/Short Fund.

2.	Prospectus dated May 1, 2016 for Class I shares of the Registrant’s Burnham Fund, Burnham Financial Services Fund and Burnham Financial Long/Short Fund.

3.	Statement of Additional Information dated May 1, 2016 for the Registrant’s Burnham Fund, Burnham Financial Services Fund and Burnham Financial Long/Short Fund.

Questions and comments concerning this letter may be directed to the undersigned at 215-988-3307.

Sincerely,

/s/ Jillian L. Bosmann

Jillian L. Bosmann